Other assets (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Leasing Property Under Development	$ 1.7
Financial assets available-for-sale	12.4
Investment property under construction or development [member]
Decrease through derecognition, financial assets	$ 0.8